Supplemental Guarantor Information Supplemental Condensed Consolidating Balance Sheet (Details) - USD ($)	Mar. 31, 2017		Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 110,113,000		$ 30,496,000	$ 43,928,000	$ 45,874,000	$ 44,058,000	$ 9,541,000
Restricted cash	209,000		585,000		380,000
Contracts and accounts receivable	25,682,000		27,833,000		23,960,000
Intercompany Receivables	0		0		0
Due from affiliates	456,000		1,138,000		979,000
Real estate inventories	321,994,000		286,928,000		200,636,000
Investment in and advances to unconsolidated joint ventures	54,204,000		50,857,000		60,572,000
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0		0		0
Other assets	25,107,000		21,299,000		18,869,000
Total assets	537,765,000		419,136,000		351,270,000
Accounts payable	38,082,000		33,094,000		26,371,000
Accrued expenses and other liabilities	12,439,000		23,418,000		19,827,000
Intercompany Payables	0		0		0
Due to Affiliate	0		0		293,000
Senior notes, net	241,738,000	[1]	0
Notes Payable			0		8,158,000
Unsecured revolving credit facility	0		118,000,000		74,924,000
Total liabilities	292,259,000		174,512,000		129,573,000
Noncontrolling interest in subsidiary	91,000		101,000		922,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	245,506,000		244,624,000		221,697,000	150,426,000	65,527,000
Total liabilities and equity	537,765,000		419,136,000		351,270,000
Stockholders' Equity Attributable to Parent	245,415,000		244,523,000		220,775,000
Parent [Member]
Cash and cash equivalents	68,311,000		16,385,000	18,391,000	18,129,000	25,804,000	84,000
Restricted cash	0		0		0
Contracts and accounts receivable	18,000		30,000		0
Intercompany Receivables	81,747,000		73,972,000		49,539,000
Due from affiliates	0		0		0
Real estate inventories	0		0		0
Investment in and advances to unconsolidated joint ventures	0		0		0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	323,883,000		268,411,000		227,435,000
Other assets	14,098,000		9,381,000		8,052,000
Total assets	488,057,000		368,179,000		303,155,000
Accounts payable	904,000		167,000		0
Accrued expenses and other liabilities	0		5,489,000		7,456,000
Intercompany Payables	0		0		0
Due to Affiliate	0		0		0
Senior notes, net	241,738,000
Notes Payable					0
Unsecured revolving credit facility			118,000,000		74,924,000
Total liabilities	242,642,000		123,656,000		82,380,000
Noncontrolling interest in subsidiary	0		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	245,415,000		244,523,000		220,775,000
Total liabilities and equity	488,057,000		368,179,000		303,155,000
Stockholders' Equity Attributable to Parent	245,415,000		244,523,000		220,775,000
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	234,000		269,000	1,856,000	605,000	0	101,000
Restricted cash	0		0		0
Contracts and accounts receivable	0		0		0
Intercompany Receivables	0		0		0
Due from affiliates	0		0		0
Real estate inventories	0		0		3,562,000
Investment in and advances to unconsolidated joint ventures	0		0		0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0		0		0
Other assets	0		0		499,000
Total assets	234,000		269,000		4,666,000
Accounts payable	2,000		27,000		377,000
Accrued expenses and other liabilities	129,000		108,000		143,000
Intercompany Payables	0		0		0
Due to Affiliate	0		0		54,000
Senior notes, net	0
Notes Payable					2,158,000
Unsecured revolving credit facility			0		0
Total liabilities	131,000		135,000		2,732,000
Noncontrolling interest in subsidiary	91,000		101,000		922,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	103,000		134,000		1,934,000
Total liabilities and equity	234,000		269,000		4,666,000
Stockholders' Equity Attributable to Parent	12,000		33,000		1,012,000
Guarantor Subsidiaries [Member]
Cash and cash equivalents	41,568,000		13,842,000	23,681,000	27,140,000	18,254,000	9,356,000
Restricted cash	209,000		585,000		380,000
Contracts and accounts receivable	27,669,000		29,774,000		25,246,000
Intercompany Receivables	0		0		0
Due from affiliates	418,000		1,138,000		1,033,000
Real estate inventories	321,994,000		286,928,000		197,074,000
Investment in and advances to unconsolidated joint ventures	54,204,000		50,857,000		60,572,000
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	0		0		0
Other assets	12,147,000		11,918,000		10,318,000
Total assets	458,209,000		395,042,000		321,763,000
Accounts payable	37,176,000		32,900,000		25,994,000
Accrued expenses and other liabilities	15,398,000		19,763,000		13,514,000
Intercompany Payables	81,747,000		73,972,000		49,539,000
Due to Affiliate	17,000		29,000		293,000
Senior notes, net	0
Notes Payable					6,000,000
Unsecured revolving credit facility			0		0
Total liabilities	134,338,000		126,664,000		95,340,000
Noncontrolling interest in subsidiary	0		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	323,871,000		268,378,000		226,423,000
Total liabilities and equity	458,209,000		395,042,000		321,763,000
Stockholders' Equity Attributable to Parent	323,871,000		268,378,000		226,423,000
Consolidation, Eliminations [Member]
Cash and cash equivalents	0		0	$ 0	0	$ 0	$ 0
Restricted cash	0		0		0
Contracts and accounts receivable	(2,005,000)		(1,971,000)		(1,286,000)
Intercompany Receivables	(81,747,000)		(73,972,000)		(49,539,000)
Due from affiliates	38,000		0		(54,000)
Real estate inventories	0		0		0
Investment in and advances to unconsolidated joint ventures	0		0		0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure	(323,883,000)		(268,411,000)		(227,435,000)
Other assets	(1,138,000)		0		0
Total assets	(408,735,000)		(344,354,000)		(278,314,000)
Accounts payable	0		0		0
Accrued expenses and other liabilities	(3,088,000)		(1,942,000)		(1,286,000)
Intercompany Payables	(81,747,000)		(73,972,000)		(49,539,000)
Due to Affiliate	(17,000)		(29,000)		(54,000)
Senior notes, net	0
Notes Payable					0
Unsecured revolving credit facility			0		0
Total liabilities	(84,852,000)		(75,943,000)		(50,879,000)
Noncontrolling interest in subsidiary	0		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(323,883,000)		(268,411,000)		(227,435,000)
Total liabilities and equity	(408,735,000)		(344,354,000)		(278,314,000)
Stockholders' Equity Attributable to Parent	$ (323,883,000)		$ (268,411,000)		$ (227,435,000)

[1]	(1) The carrying value for the Senior Notes, as presented, is net of the unamortized discount of $2.6 million and $5.7 million of debt issuance costs. The unamortized discount and debt issuance costs are not factored into the estimated fair value.